Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.24	$ 0.24
Ordinary shares, shares authorized	36,000,000,000	36,000,000,000
Ordinary shares, shares issued	5,855,009	1,743,362
Ordinary shares, shares outstanding	5,855,009	1,743,362
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding